Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
13. Income Taxes
During the nine months ended September 30, 2023 and 2022, the Company recorded a full valuation allowance on federal and state deferred tax assets since management does not forecast the Company to be in a taxable position in the near future.

13. Income Taxes
No provision for income taxes was recorded for the years ended December 31, 2022 and 2021. The Company has incurred net operating losses only in the United States since its inception. The Company has not reflected any benefit of such net operating loss carryforwards in the financial statements.
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate was as follows:

	Year Ended December 31,
	2022	2021
Federal statutory income tax rate ate	21.00%	21.00%
State taxes	1.10	1.94
Others	(0.69)	(0.26)
Research and development credits	1.11	1.01
Cancellation of debt income	—	—
Tranche liability	—	(3.06)
Interest expense	—	—
Stock-based compensation	(0.97)	(0.96)
Change in valuation allowance	(21.55)	(19.67)

Provision for taxes	0.00%	0.00%

Net deferred tax assets and liabilities consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating losses—non-current	$15,940	$12,006
Capitalized R&D	13,815	—
General business credit—non-current	5,699	2,682
Operating lease right-of-use assets	1,220	2,368
Stock based compensation	1,703	784
Accruals and reserves	735	525
Fixed assets	170	396
Other	3	2

Gross deferred tax assets	39,285	18,763
Valuation allowance	(38,110)	(16,332)

Net deferred tax assets	1,175	2,431
Fixed asset basis	—	—

Operating lease liabilities	(1,175)	(2,431)
Other	—	—
Gross deferred tax liabilities	(1,175)	(2,431)
Valuation allowance	$—	$—
Net operating losses and tax credit carryforwards were as follows as of December 31, 2022 (dollars in thousands):

	Year Ended December 31, 2022
	Amount	Expiration Years
Net operating losses, federal (starting from January 1, 2018)	$75,730	Do Not Expire
Net operating losses, state	3,195	2039 - 2042
Tax credits, federal	5,309	2041 - 2042
Tax credits, state	592	Do Not Expire

Utilization of the net operating loss carryforwards and research credit carryforwards may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code, as amended, (“IRC”), and similar state provisions. Annual limitations may result in the expiration of the net operating losses and tax credit carryforwards before they are utilized. The Company did not perform an IRC Section 382 analysis and any previous ownership changes may result in a limitation that will reduce the total amount of net operating loss and tax credit carryforwards disclosed that can be utilized. Subsequent ownership changes may affect the limitation in future years.
During the years ended December 31, 2022 and 2021, the Company recorded a full valuation allowance on federal and state deferred balances since management does not forecast the Company to be in a profitable position in the near future. Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Valuation allowance at the beginning of the year	$16,332	$2,414
Increases recorded to income tax provision	21,778	13,918

Valuation allowance at the end of the year	$38,110	$16,332

The Company’s U.S. federal and state income tax returns are generally subject to tax examinations for the tax years from inception through December 31, 2021. There are currently no pending income tax examinations. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Balance at beginning of year	$1,407	$—
Additions based on tax positions related to current year	1,862	1,258
Increase (reduction) for prior period positions	(568)	149

Unrecognized tax benefit-December 31	$2,701	$1,407

The entire amount of the unrecognized tax benefits would not impact the Company’s effective tax rate if recognized. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. The Company has elected to include interest and penalties as a component of tax expense. During the years ended December 31, 2022 and 2021, the Company did not recognize accrued interest and penalties related to unrecognized tax benefits. The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly increase or decrease during the next 12 months.